Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 995	$ 308	[1]	$ 156	[1]
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	993	252		7
Unrealized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ 2	$ 56		$ 149

[1]	See Note 3(w) for revisions to comparative results.